                            As filed with the Securities and Exchange Commission
                                                       '33 Act File No. 33-18422
                                                       '40 Act File No. 811-5405

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 12 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 13 [x]



                          NATIONWIDE VARIABLE ACCOUNT-3
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule (485)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-3
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                            PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.   Cover page..........................................................................................3
    Item    2.   Definitions.........................................................................................4
    Item    3.   Synopsis or Highlights.............................................................................10
    Item    4.   Condensed Financial Information....................................................................11
    Item    6.   Deductions and Expenses............................................................................16
    Item    7.   General Description of Variable Annuity Contracts..................................................22
    Item    8.   Annuity Period.....................................................................................23
    Item    9.   Death Benefit and Distributions....................................................................24
    Item   10.    Purchases and Contract Value......................................................................28
    Item   11.    Redemptions.......................................................................................29
    Item   12.    Taxes.............................................................................................30
    Item   13.    Legal Proceedings.................................................................................37
    Item   14.    Table of Contents of the Statement of Additional Information......................................37

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.    Cover Page........................................................................................39
    Item   16.    Table of Contents.................................................................................39
    Item   17.    General Information and History...................................................................39
    Item   18.    Services..........................................................................................39
    Item   19.    Purchase of Securities Being Offered..............................................................39
    Item   20.    Underwriters......................................................................................39
    Item   21.    Calculations of Performance.......................................................................39
    Item   22.    Annuity Payments..................................................................................40
    Item   23.    Financial Statements..............................................................................41
                                                                                                                    --

Part C     OTHER INFORMATION
    Item   24.    Financial Statements and Exhibits.................................................................73
    Item   25.    Directors and Officers of the Depositor...........................................................75
    Item   26.    Persons Controlled by or Under Common Control with the Depositor or Registrant....................77
    Item   27.    Number of Contract Owners.........................................................................85
    Item   28.    Indemnification...................................................................................85
    Item   29.    Principal Underwriter.............................................................................85
    Item   30.    Location of Accounts and Records..................................................................91
    Item   31.    Management Services...............................................................................91
    Item   32.    Undertakings......................................................................................91






                                    2 of 99

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   HOME OFFICE
                                 P.O. BOX 182030
          COLUMBUS, OHIO 43218-2030, 1-800-826-3167, TDD-1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-3


The Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). The Contracts are sold for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

Purchase payments are allocated to the Nationwide Variable Account-3 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). Shares of the Underlying Mutual Fund options are issued only for the purpose of funding benefits for variable annuity contracts and variable life insurance policies issued by insurance companies. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:


               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:


        - Asset Allocation Portfolio (formerly "Multiple Strategy Fund")

     - Domestic Income Portfolio (formerly "Domestic Strategic Income Fund")

                           - Emerging Growth Portfolio

              - Enterprise Portfolio (formerly "Common Stock Fund")

                            - Global Equity Portfolio

                             - Government Portfolio

                            - Money Market Portfolio

    - Morgan Stanley Real Estate Securities Portfolio (formerly "Real Estate
                               Securities Fund")

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-826-3167, TDD 1-800-238-3035, or by writing P. O. Box 182030, Columbus, Ohio 43218-2030.

PLEASE NOTE THAT NOT ALL BENEFITS DESCRIBED IN THIS PROSPECTUS MAY BE AVAILABLE IN EVERY STATE JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 35 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    3 of 99

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


ANNUITANT- The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.


ANNUITIZATION- The period during which annuity payments are received.


ANNUITIZATION DATE- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under this Contract. The Annuity Payment Option is named in the application, unless changed.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY- The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.


CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT ANNUITANT- The Contingent Annuitant, if named, will become the Annuitant upon the Annuitant's death. With regard to death benefits and other required distributions upon the death of the Annuitant, these references will include the later to die of the Annuitant or Contingent Annuitant, if named. A Contingent Annuitant may not be named for Contracts issued as IRAs or Tax Sheltered Annuities.


CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. A Contingent Owner may not be named for Contracts issued as Qualified Contracts, IRAs, or Tax Sheltered Annuities.

CONTRACT OWNER- The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named on the application, unless changed.


CONTRACT VALUE- The sum of the value of all Accumulation Units plus any amount in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.


DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.


DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- Employee Retirement Income Security Act of 1974, as amended.


FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

                                    4 of 99

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.


GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.


INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

JOINT OWNER- The Joint Owner possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" in this prospectus will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time Joint Ownership is requested unless otherwise allowed by state law. Joint Ownership may be selected only for Non-Qualified Contracts.



NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs), or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT- The person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.


PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and the Fixed Account, or among the Sub-Accounts.


QUALIFIED CONTRACT- A Contract issued to fund a Qualified Plan.

QUALIFIED PLAN- Retirement plans which receive favorable tax treatment under sections 401 or 403(a) of the Code.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Cash Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT- The Nationwide Variable Account-3, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.


VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience for the Variable Account.

                                    5 of 100

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................................................................2
SUMMARY OF CONTRACT EXPENSES.......................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............................................................6
EXAMPLE............................................................................................7
SYNOPSIS...........................................................................................8
CONDENSED FINANCIAL INFORMATION....................................................................9
NATIONWIDE LIFE INSURANCE COMPANY.................................................................12
THE VARIABLE ACCOUNT..............................................................................12
         Underlying Mutual Fund Options...........................................................12
         Voting Rights............................................................................13
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS.....................................................14
         Expenses of the Variable Account.........................................................14
         Mortality Risk Charge....................................................................14
         Expense Risk Charge......................................................................14
         Contingent Deferred Sales Charge.........................................................14
         Waiver of Contingent Deferred Sales Charge...............................................15
         Contract Maintenance Charge..............................................................16
         Administration Charge....................................................................16
         Premium Taxes............................................................................16
         Investments of the Variable Account......................................................16
         Right to Revoke..........................................................................16
         Transfers................................................................................17
         Assignment...............................................................................17
         Loan Privilege...........................................................................18
         Contract Ownership.......................................................................19
         Joint Ownership..........................................................................19
         Contingent Ownership.....................................................................19
         Beneficiary..............................................................................19
         Substitution of Securities...............................................................19
         Contract Owner Inquiries.................................................................20
OPERATION OF THE CONTRACT.........................................................................20
         Annuitization............................................................................20
         Fixed Payment Annuity - First and Subsequent Payments....................................20
         Variable Payment Annuity - First and Subsequent Payments.................................20
         Variable Payment Annuity - Assumed Investment Rate.......................................20
         Variable Payment Annuity - Value of an Annuity Unit......................................20
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options................21
         Frequency and Amount of Annuity Payments.................................................21
         Annuity Commencement Date................................................................21
         Annuity Payment Options..................................................................21
         Death of Contract Owner - Non-Qualified Contracts........................................21
         Death of Annuitant - Non-Qualified Contracts.............................................22
         Death of the Contract Owner/Annuitant....................................................22
         Death Benefit Payment....................................................................22
         Required Distributions for Non-Qualified Contracts.......................................22
         Required Distribution for Qualified Plans or Tax Sheltered Annuities.....................23
         Required Distributions for IRAs..........................................................24
GENERAL INFORMATION...............................................................................25
         Contract Owner Services..................................................................25
         Statements and Reports...................................................................25
         Allocation of Purchase Payments and Contract Value.......................................25
         Value of an Accumulation Unit............................................................26
         Net Investment Factor....................................................................26
         Determining the Contract Value...........................................................26
         Surrender (Redemption)...................................................................26
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract......................27
FEDERAL TAX CONSIDERATIONS........................................................................28
         Federal Income Taxes.....................................................................28
         Puerto Rico..............................................................................28

                                    6 of 99



         Non-Qualified Contracts - Natural Persons as Contract Owners.............................28
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners.........................29
         Qualified Plans, IRAs and Tax Sheltered Annuities........................................30
         Withholding..............................................................................30
         Non-Resident Aliens......................................................................30
         Federal Estate, Gift, and Generation Skipping Transfer Taxes.............................30
         Charge for Tax...........................................................................31
         Diversification..........................................................................31
         Tax Changes..............................................................................31
         Advertising..............................................................................32
UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY........................................................34
YEAR 2000 COMPLIANCE ISSUES.......................................................................35
LEGAL PROCEEDINGS.................................................................................35
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................................35
APPENDIX..........................................................................................36


                                    7 of 99

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES


       Maximum Contingent Deferred Sales Charge ("CDSC")1..................6%



--------------------------------------------------------------------------

                         RANGE OF CDSC OVER TIME

 Number of Completed Years from Date            CDSC Percentage
         of Purchase Payment


                  0                                    6%
                  1                                    6%
                  2                                    6%
                  3                                    3%
                  4                                    3%
                  5                                    3%
                  6                                    0%
--------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2)................................$35
VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charge...................................1.25%
       Administration Charge...............................................0.05%
         Total Variable Account Annual Expenses                            1.30%


1 During the first Contract Year, the Contract Owner may withdraw without a CDSC any amount in order for the contract to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of:


     (a)    an amount equal to 10% of that Purchase Payment; or
     (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code.


     Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge".)


2 The Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES


      (as a percentage of Underlying Mutual Fund net assets, after expense reimbursements)3



-------------------------------------------------------------------------------------------------------------------------
                                                             Management Fees        Other Expenses       Total Underlying
                                                                                                       Mutual Fund Expenses

Van Kampen American Capital Life Investment Trust -               0.50%                 0.10%                 0.60%
Asset Allocation Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               0.50%                 0.10%                 0.60%
Domestic Income Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               0.70%                 0.15%                 0.85%
Emerging Growth Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               0.50%                 0.10%                 0.60%
Enterprise Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               1.00%                 0.20%                 1.20%
Global Equity Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               0.50%                 0.10%                 0.60%
Government Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               0.50%                 0.10%                 0.60%
Money Market Portfolio*
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -               1.00%                 0.07%                 1.07%
 Morgan Stanley Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------

                                    8 of 99

  3The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The Management Fees and Other Expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

*The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.21% for Asset Allocation Portfolio, 0.50% and 0.55% for Domestic Income Portfolio, 0.70% and 1.44% for Emerging Growth Portfolio, 0.50% and 0.16% for Enterprise Portfolio, 1.00% and 5.78% for Global Equity Portfolio, 0.50% and 0.24% for Government Portfolio, and 0.50% and 0.48% for Money Market Portfolio.


                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $35 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


---------------------------------------------------------------------------------------------------------------------
                           If you surrender your       If you do not surrender your       If you annuitize your
                         Contract at the end of the     Contract at the end of the     Contract at the end of the
                           applicable time period         applicable time period         applicable time period
---------------------------------------------------------------------------------------------------------------------

                        1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------

Van Kampen American     81     119    138     239      21      65    111     239       *      65    111    239
Capital Life
Investment Trust -
Asset Allocation
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     81     119    138     239      21      65    111     239       *      65    111     239
Capital Life
Investment Trust -
Domestic Income
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     84     126    151     265      24      72    124     265       *      72    124     265
Capital Life
Investment Trust -
Emerging Growth
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     81     119    138     239      21      65    111     239       *      65    111     239
Capital Life
Investment Trust -
Enterprise Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     87     137    169     302      27      83    142     302       *      83    142     302
Capital Life
Investment Trust -
Global Equity
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     81     119    138     239      21      65    111     239       *      65    111     239
Capital Life
Investment Trust  -
Government Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van  Kampen American    81     119    138     239      21      65    111     239       *      65    111     239
Capital Life
Investment Trust -
Money Market Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen American     86     133    163     163      26      79    136     288       *      79    136     288
Capital Life
Investment Trust
Morgan Stanley Real
Estate Securities
Portfolio
--------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

**The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.21% for
Asset Allocation Portfolio, 0.50% and 0.55% for Domestic Income Portfolio, 0.70% and 1.44% for Emerging
Growth Portfolio, 0.50% and 0.16% for Enterprise Portfolio, 1.00% and 5.78% for Global Equity Portfolio,
0.50% and 0.24% for Government Portfolio, and 0.50% and 0.48% for Money Market Portfolio.



The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    9 of 99

                                    SYNOPSIS


The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Tax Sheltered Annuities; and (4) Qualified.

The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC not to exceed 6% of the lesser of the total of all Purchase Payments made, within 72 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

On each Contract Anniversary the Company will deduct a Contract Maintenance Charge of $35 from the Contract Value. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily Net Asset Value. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts (see "Contract Maintenance Charge" and "Administration Charge").

The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily Net Asset Value for mortality risk assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily Net Asset Value as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all purchase payments under contracts issued on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

Upon Annuitization, the selected annuity Payment Option will begin (see "Annuity Payment Options"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "Federal Tax Considerations"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRAs will be a return of Purchase Payments (see "Right to Revoke").

                                    10 of 99

                         CONDENSED FINANCIAL INFORMATION


    Accumulation Unit values for an Accumulation Unit outstanding throughout the period.

                                                                             NUMBER OF
                                ACCUMULATION UNIT   ACCUMULATION UNIT    ACCUMULATION UNITS
                                VALUE AT BEGINNING   VALUE AT END OF          AT END OF
             FUND                    OF PERIOD            PERIOD               PERIOD                YEAR
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            23.907038           28.743704           422,523               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                21.272421           23.907038           513,310               1996
                                ----------------------------------------------------------------------------------
Asset Allocation Portfolio-Q           16.406732           21.272421           606,415               1995
                                ----------------------------------------------------------------------------------
                                       17.253369           16.406732           749,168               1994
                                ----------------------------------------------------------------------------------
                                       16.230095           17.253369           841,559               1993
                                ----------------------------------------------------------------------------------
                                       15.327503           16.230095           812,793               1992
                                ----------------------------------------------------------------------------------
                                       12.222570           15.327503           704,818               1991
                                ----------------------------------------------------------------------------------
                                       12.154424           12.222570           577,104               1990
                                ----------------------------------------------------------------------------------
                                       10.451221           12.154424           405,746               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.451221           157,320               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            23.907038           28.743704           771,497               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                21.272421           23.907038         1,010,988               1996
                                ----------------------------------------------------------------------------------
Asset Allocation Portfolio- NQ         16.406732           21.272421         1,070,729               1995
                                ----------------------------------------------------------------------------------
                                       17.253369           16.406732         1,250,980               1994
                                ----------------------------------------------------------------------------------
                                       16.230095           17.253369         1,367,736               1993
                                ----------------------------------------------------------------------------------
                                       15.327503           16.230095         1,273,695               1992
                                ----------------------------------------------------------------------------------
                                       12.222570           15.327503         1,058,861               1991
                                ----------------------------------------------------------------------------------
                                       12.154424           12.222570           876,452               1990
                                ----------------------------------------------------------------------------------
                                       10.451221           12.154424           672,660               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.451221           295,223               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            16.692636           18.437191           124,140               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                15.854864           16.692636           165,684               1996
                                ----------------------------------------------------------------------------------
Domestic Income Portfolio              13.235145           15.854864           294,678               1995
                                ----------------------------------------------------------------------------------
                                       14.016253           13.235145           304,564               1994
                                ----------------------------------------------------------------------------------
                                       12.208185           14.016253           363,127               1993
                                ----------------------------------------------------------------------------------
                                       10.995055           12.208185           247,610               1992
                                ----------------------------------------------------------------------------------
                                        9.189127           10.995055           175,620               1991
                                ----------------------------------------------------------------------------------
                                       10.036383            9.189127            85,930               1990
                                ----------------------------------------------------------------------------------
                                       10.753229           10.036383            87,598               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.753229            21,293               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            16.692636           18.437191           329,087               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                15.854864           16.692636           486,983               1996
                                ----------------------------------------------------------------------------------
Domestic Income Portfolio-NQ           13.235145           15.854864           720,487               1995
                                ----------------------------------------------------------------------------------
                                       14.016253           13.235145           574,730               1994
                                ----------------------------------------------------------------------------------
                                       12.208185           14.016253           705,552               1993
                                ----------------------------------------------------------------------------------
                                       10.995055           12.208185           707,076               1992
                                ----------------------------------------------------------------------------------
                                        9.189127           10.995055           587,343               1991
                                ----------------------------------------------------------------------------------
                                       10.036383            9.189127           324,341               1990
                                ----------------------------------------------------------------------------------
                                       10.753229           10.036383           311,252               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.753229            71,538               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            13.395245           15.921536            58,542               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                11.635151           13.395245            91,181               1996
                                ----------------------------------------------------------------------------------
Emerging Growth Portfolio-Q            10.000000           11.635151            24,126               1995
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            13.395245           15.921536           158,887               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                11.635151           13.395245           173,307               1996
                                ----------------------------------------------------------------------------------
Emerging Growth Portfolio-NQ           10.000000           11.635151            79,497               1995
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            31.749417           40.944001           316,766               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                25.778191           31.749417           352,086               1996
                                ----------------------------------------------------------------------------------
Enterprise Portfolio-Q                 19.065611           25.778191           425,489               1995
                                ----------------------------------------------------------------------------------
                                       19.993094           19.065611           549,470               1994
                                ----------------------------------------------------------------------------------
                                       18.587100           19.993094           530,005               1993
                                ----------------------------------------------------------------------------------
                                       17.522020           18.587100           495,092               1992
                                ----------------------------------------------------------------------------------
                                       13.014276           17.522020           398,318               1991
                                ----------------------------------------------------------------------------------
                                       14.154142           13.014276           218,497               1990
                                ----------------------------------------------------------------------------------
                                       10.682887           14.154142           104,326               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.682887             3,717               1988
------------------------------------------------------------------------------------------------------------------

                                    11 of 99

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                                                                              NUMBER OF
                                   ACCUMULATION UNIT   ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING   VALUE AT END OF          AT END
             FUND                      OF PERIOD            PERIOD              OF PERIOD             YEAR
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            31.749417           40.944001            666,789               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                25.778191           31.749417            797,023               1996
                                ----------------------------------------------------------------------------------
Enterprise Portfolio-NQ                19.065611           25.778191            865,665               1995
                                ----------------------------------------------------------------------------------
                                       19.993094           19.065611          1,141,284               1994
                                ----------------------------------------------------------------------------------
                                       18.587100           19.993094          1,146,227               1993
                                ----------------------------------------------------------------------------------
                                       17.522020           18.587100            926,595               1992
                                ----------------------------------------------------------------------------------
                                       13.014276           17.522020            687,711               1991
                                ----------------------------------------------------------------------------------
                                       14.154142           13.014276            286,980               1990
                                ----------------------------------------------------------------------------------
                                       10.682887           14.154142            141,530               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.682887             24,248               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            11.800884           13.493564             20,265               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                10.244062           11.800884             13,264               1996
                                ----------------------------------------------------------------------------------
Global Equity Portfolio-Q              10.000000           10.244062              4,239               1995
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            11.800884           13.493564             32,094               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                10.244062           11.800884             20,602               1996
                                ----------------------------------------------------------------------------------
Global Equity Portfolio- NQ            10.000000           10.244062              5,677               1995
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.944372           16.168107             61,597               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                14.827943           14.944372            101,057               1996
                                ----------------------------------------------------------------------------------
Government Portfolio-Q                 12.821877           14.827943            187,304               1995
                                ----------------------------------------------------------------------------------
                                       13.620968           12.821877            227,201               1994
                                ----------------------------------------------------------------------------------
                                       12.794291           13.620968            293,305               1993
                                ----------------------------------------------------------------------------------
                                       12.260048           12.794291            171,646               1992
                                ----------------------------------------------------------------------------------
                                       10.689640           12.260048             92,681               1991
                                ----------------------------------------------------------------------------------
                                       10.000000           10.689640             34,202               1990
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.944372           16.168107            228,036               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                14.827943           14.944372            315,546               1996
                                ----------------------------------------------------------------------------------
Government Portfolio-NQ                12.821877           14.827943            427,994               1995
                                ----------------------------------------------------------------------------------
                                       13.620968           12.821877            501,364               1994
                                ----------------------------------------------------------------------------------
                                       12.794291           13.620968            720,049               1993
                                ----------------------------------------------------------------------------------
                                       12.260048           12.794291            452,081               1992
                                ----------------------------------------------------------------------------------
                                       10.689640           12.260048            257,611               1991
                                ----------------------------------------------------------------------------------
                                       10.000000           10.689640            119,020               1990
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.208651           14.734706            108,657               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                13.724323           14.208651            115,165               1996
                                ----------------------------------------------------------------------------------
Money Market Portfolio- Q*             13.183559           13.724323            147,447               1995
                                ----------------------------------------------------------------------------------
                                       12.879003           13.183559            277,679               1994
                                ----------------------------------------------------------------------------------
                                       12.709641           12.879003            280,849               1993
                                ----------------------------------------------------------------------------------
                                       12.458190           12.709641            264,988               1992
                                ----------------------------------------------------------------------------------
                                       11.950917           12.458190            209,280               1991
                                ----------------------------------------------------------------------------------
                                       11.217660           11.950917            207,210               1990
                                ----------------------------------------------------------------------------------
                                       10.412806           11.217660            120,394               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.412806              1,976               1988
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.208651           14.734706            356,149               1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                13.724323           14.208651            240,045               1996
                                ----------------------------------------------------------------------------------
Money Market Portfolio- NQ*            13.183559           13.724323            326,438               1995
                                ----------------------------------------------------------------------------------
                                       12.879003           13.183559            532,988               1994
                                ----------------------------------------------------------------------------------
                                       12.709641           12.879003            583,001               1993
                                ----------------------------------------------------------------------------------
                                       12.458190           12.709641            374,887               1992
                                ----------------------------------------------------------------------------------
                                       11.950917           12.458190            415,122               1991
                                ----------------------------------------------------------------------------------
                                       11.217660           11.950917            370,884               1990
                                ----------------------------------------------------------------------------------
                                       10.412806           11.217660            188,561               1989
                                ----------------------------------------------------------------------------------
                                       10.000000           10.412806             57,764               1988
------------------------------------------------------------------------------------------------------------------


                                    12 of 99

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                                                              NUMBER OF
                                ACCUMULATION UNIT   ACCUMULATION UNIT     ACCUMULATION UNITS
                                VALUE AT BEGINNING   VALUE AT END OF            AT END
             FUND                    OF PERIOD            PERIOD              OF PERIOD             YEAR
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.931303           17.901858               9,466            1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                10.765351           14.931303               4,266            1996
                                ----------------------------------------------------------------------------------
Morgan   Stanley   Real  Estate        10.000000           10.765351               1,762            1995
Securities Portfolio-Q
------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital            14.931303           17.901858              29,364            1997
                                ----------------------------------------------------------------------------------
Life Investment Trust -                10.765351           14.931303               5,179            1996
                                ----------------------------------------------------------------------------------
Morgan   Stanley   Real  Estate        10.000000           10.765351               2,808            1995
Securities Portfolio-NQ
------------------------------------------------------------------------------------------------------------------



 *The 7 day yield on the Money Market Portfolio as of December 31, 1997 was 3.81%.


                                    13 of 99

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico. The Contracts are distributed by the General Distributor, Van Kampen American Capital Distributors, Inc.


                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on October 7, 1987, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 (the "1940 Act"). Registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or changed against the Variable Account without regard to other income, gains or losses of the Company.

Purchase payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.


UNDERLYING MUTUAL FUND OPTIONS


A Contract Owner may choose from among a number of different Underlying Mutual Fund options. The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

Shares of the Underlying Mutual Fund options available in the Variable Account are issued only for the purpose of funding benefits for variable annuity contracts and variable life insurance policies issued by insurance companies. The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of a conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-826-3167, TDD 1-800-238-3035, or by writing P. O. Box 182030, Columbus, Ohio 43218-2030. THERE
CAN BE NO ASSURNACE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only

                                    14 of 99
to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the portfolio's investment adviser.

ASSET ALLOCATION PORTFOLIO (FORMERLY "MULTIPLE STRATEGY FUND") seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, primarily common stocks of large capitalization companies, as well as investment grade intermediate and long-term debt securities and money market securities.

DOMESTIC INCOME PORTFOLIO (FORMERLY "DOMESTIC STRATEGIC INCOME FUND") seeks current income as its primary objective. Capital appreciation is a secondary objective. The Portfolio attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Portfolio may invest in investment grade securities and lower rated and nonrated securities. Lower rated securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

EMERGING GROWTH PORTFOLIO seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. ("the Adviser"), to be emerging growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations.

ENTERPRISE PORTFOLIO (FORMERLY "COMMON STOCK FUND") seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

GLOBAL EQUITY PORTFOLIO seeks long term capital growth through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Portfolio intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Portfolio's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities.

GOVERNMENT PORTFOLIO seeks to provide investors with a high current return consistent with preservation of capital. The Government Portfolio invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Government Portfolio may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

MONEY MARKET PORTFOLIO seeks protection of capital and high current income by investing in short-term money market instruments.

MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


VOTING RIGHTS


Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Account.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund. The number of shares which may be voted will be determined as of the date chosen by the

                                    15 of 99

Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.



                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF THE VARIABLE ACCOUNT


The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance Charge and Administration Charge described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.


Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in each Underlying Mutual Fund's prospectus.


All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSC and Premium Tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; e.g. the Mortality Risk Charge, the Expense Risk Charge, and the Administration Charge.


MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population.


EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net assets of the Variable Account. The Company will not increase charges for administration of the Contracts regardless of its actual expenses.


CONTINGENT DEFERRED SALES CHARGE ("CDSC")


No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions deduct a CDSC (see "Waiver of CDSC"). The CDSC will not exceed the lesser of:

       1.    6% of the amount surrendered; or

       2. 6% of the total of all Purchase Payments made within 6 years prior to the date of the surrender request.

The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 6.00% of Purchase Payments.

If part or all of the Contract Value is surrendered, a CDSC will be deducted by the Company. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

                                    16 of 99

The CDSC applies to the withdrawal of Purchase Payments as follows:




        NUMBER OF COMPLETED                        CDSC
        YEARS FROM DATE OF                      PERCENTAGE
         PURCHASE PAYMENT


                 0                                  6%
                 1                                  6%
                 2                                  6%
                 3                                  3%
                 4                                  3%
                 5                                  3%
                 6                                  0%


During the first Contract Year, the Contract Owner may withdraw without a CDSC any amount in order to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn in order to meet minimum Distribution requirements under the Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. Withdrawals may be restricted for Contracts pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the fixed investment option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner withdraws Purchase Payments prior to age 59 1/2 (see "Non-Qualified Contracts-Natural Persons as Contract Owners").

WAIVER OF CDSC

For Tax Sheltered Annuities purchased on or after May 1, 1992 and Qualified Contracts sold in conjunction with 401 cases on or after May 1, 1992, and SEP-IRA Contracts sold after May 1, 1992, the Company will waive the CDSC when:

       (a) the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k) );

       (b)   the Plan Participant becomes disabled (within the meaning of Code
             Section 72(m)(7) );

       (c) the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

       (d) the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

       (e)   the Plan Participant dies; or

       (f) the Contract is annuitized after 2 years from the inception of the Contract.

For Non-Qualified Contracts and IRAs the Company will waive the CDSC when:

       (a)   the Annuitant dies; or

       (b)   the Contract Owner annuitizes after 2 years in the Contract.

When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company will waive the CDSC on the first Contract.

Sales without commissions or other standard distribution expenses can result in the waiver of sales charges.

In no event will the waiver of CDSC be permitted where the waiver will be unfairly discriminatory to any person, or where it is prohibited by state law.

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


CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Charges are as follows:


               ------------------------------------------------------ ---------------------------------------------


                                      AMOUNT                                    TYPE OF CONTRACT ISSUED
               ------------------------------------------------------ ---------------------------------------------
                                                                      - Non-Qualified Plans
                                                                      - IRAs
                                                                      - Tax  Sheltered  Annuities  (sold  prior to
                                      $35.00                            May 1, 1992)
                                                                      - Qualified  Contracts (issued pursuant to a
                                                                        401 plan prior to May 1, 1992).1
               ------------------------------------------------------ ---------------------------------------------
                                                                      - Tax Sheltered  Annuity  Contracts  sold on
                                      $12.00                            or after May 1, 1992.2
                                                                                             -
               ------------------------------------------------------ ---------------------------------------------
                                                                      - Qualified  Contracts  sold on or after May
                                  $35.00 to $0.00                       1, 1992. 3
                                                                      - SEP-IRA  Contracts sold on or after May 1,
                                                                        1992.3
               ------------------------------------------------------ ---------------------------------------------



1 If additional Contracts are or were issued pursuant to a 401 plan funded by Contracts issued prior to May 1, 1992, the additional Contracts will have a Contract Maintenance Charge of $35.00.

2 This charge may be lowered to reflect the Company's savings in administration of the plan.

3 Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5.00. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings.


The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment allocations are made. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of the surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or waiver of the Contract Maintenance Charge be permitted where the reduction or waiver will be unfairly discriminatory to any person, or where it is prohibited by state law.

ADMINISTRATION CHARGE

The Company deducts an Administration Charge equal on an annual rate of 0.05% of the daily net assets of the Variable Account. The Administration Charge is designed only to reimburse the Company for administrative expenses.


PREMIUM TAXES


The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at:
(1) the time the Contract is surrendered; (2) Annuitization; (3) such earlier date as the Company may become subject to such taxes.


INVESTMENTS OF THE VARIABLE ACCOUNT


The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the respective Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well as those set forth in the Contract.


RIGHT TO REVOKE


The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract

                                    18 of 99
and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRAs will be a return of Purchase Payments.


The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS


The Contract Owner may request a transfer of up to 100% of the Variable Account value to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order at the Home Office. Once the Contract has been annuitized, transfers may only be permitted on each anniversary of the Annuitization date.

The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


This Contract is not designed for professional market timing organizations or other entities utilizing programmed and frequent transfers. The Company reserves the right at any time and without prior notice to any market timer, to terminate, suspend or modify the transfer privileges regarding transfers among the Sub-Accounts.


Transfers may be made once per Valuation Day and may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.


ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value, which is pledged or assigned, will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

                                    19 of 99

IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.


LOAN PRIVILEGE


Prior to the Annuitization Date, the Contract Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis.

Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

       (1)  the Contract is surrendered;

       (2)  the Contract Owner/Annuitant dies; or

       (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of a least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Qualified Plan or Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

                                    20 of 99

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs, and Non-Qualified Contracts are not eligible for loans.


CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. The request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner.


JOINT OWNERSHIP


Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.


CONTINGENT OWNERSHIP


The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Annuitant. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner does not have any rights in the Contract; unless the Contingent Owner is also the named beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.


BENEFICIARY


The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

Subject to the terms of any existing assignment recorded at the Home Office, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant, by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.

                                    21 of 99

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.


CONTRACT OWNER INQUIRIES


Contract Owner inquiries may be directed to the Company by writing P. O. Box 182030, One Nationwide Plaza, Columbus, Ohio 43218-2030, or by calling 1-800-826-3167, TDD 1-800-238-3035.

                            OPERATION OF THE CONTRACT

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

       (1)   an annuity Payout Option; and

       (2) either a Fixed Payment Annuity, Variable Payment Annuity or an available combination.

If a variable payment option is chosen, all amounts in the Fixed Account must be moved to a Variable Sub-Account prior to the Annuitization Date.

Payments under a fixed payment annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a variable payment annuity will vary depending on the performance of the Underlying Mutual Fund option the Contract Owner has selected. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first Fixed Annuity payment will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent Fixed Annuity payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first Variable Annuity payment will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the variable annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar mount of the second and subsequent variable annuity payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determined the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

                                    22 of 99

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund Options may only be made by written request and the exchange will take place on the Anniversary of the Annuity Commencement Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company will have the right to pay the amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $20, the Company will have the right to change the frequency of payments to intervals that will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.


ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

The Annuity Commencement Date may be deferred in writing subject to approval by the Company. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.


ANNUITY PAYMENT OPTIONS


The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

       (1) Life Annuity- An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON;

       (2)Joint and Last survivor Annuity- An annuity payable monthly during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3)Life annuity With 120 or 240 Monthly Payments Guaranteed- An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the annuity Payment Option was elected.

       Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives notice of the Annuitant's death.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option by giving notice in writing prior to Annuitization.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. Contracts issued in connection with Qualified Plans, Tax Sheltered Annuities, and IRAs are subject to the "minimum distribution" requirements set forth in the Plan, Contract, or Code.

                                    23 of 99

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the Annuitant becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the "Required Distributions for Non-Qualified Contracts."


DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS


If the Contract Owner and Annuitant are not the same person, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:

       (1)   in a lump sum Distribution;

       (2)   as an annuity payout; or

       (3)   any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH OF THE CONTRACT OWNER/ANNUITANT


If any Contract Owner and Annuitant are the same, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provisions.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH BENEFIT PAYMENT


The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

       (1)   proper proof of the Annuitant's death;

       (2)   an election specifying the distribution method; and

       (3)   any state required form(s).

IF THE ANNUITANT DIES PRIOR TO THE FIRST DAY OF THE CALENDAR MONTH AFTER HIS OR HER 75TH BIRTHDAY THE DOLLAR AMOUNT OF THE DEATH BENEFIT WILL BE THE GREATEST
OF:

       (1)   THE CONTRACT VALUE; OR

       (2)   THE SUM OF ALL PURCHASE PAYMENTS, LESS ANY MOUNTS SURRENDERED.


IF THE ANNUITANT DIES ON OR AFTER THE FIRST DAY OF THE CALENDAR MONTH AFTER HIS OR HER 75TH BIRTHDAY AND PRIOR TO ANNUITIZATION, THE DEATH BENEFIT WILL EQUAL THE CONTRACT VALUE.

If the Annuitant dies after the Annuitization Date, payment will be made according to the Annuity Payment Option selected.


REQUIRED DISTRIBUTION FOR NON-QUALIFIED CONTRACTS


Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner of the Contract on the Annuitization Date), certain Distributions for Non-Qualified Contracts issued on or after January 19, 1985 are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:


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                                    24 of 99

       (1) If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       (2) If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

            (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

            (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any Distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

            (a) the death of the Annuitant will be treated as the death of any Contract Owner;

            (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

            (c) in either case the appropriate Distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary Annuitant as defined in Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of
Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of Distribution which complies with the above distribution provisions and which is acceptable to the Company. The election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Amounts in a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

            (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated Beneficiary under the selected Annuity Payment Option; or

            (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments will commence on the "required beginning date" which is the later of:

            (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

            (b)   when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified or Tax Sheltered Annuity Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:


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            (a)   the Annuitant names his or her surviving spouse as the
                  Beneficiary and spouse elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

            (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Contract Owner dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


If the amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that was actually distributed for that year.


REQUIRED DISTRIBUTIONS FOR IRAS

Distribution from an IRA must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in substantially equal payments over:

            (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

            (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:

            (a) The Contract Owner names his or her surviving spouse as the Beneficiary and the spouse elects to:

              (i) treat the annuity as an IRA established for his or her benefit; or

              (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

            (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA or Individual Annuity Account of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.


If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.
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A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


                               GENERAL INFORMATION

CONTRACT OWNER SERVICES


ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur the first business day after that day. Asset Rebalancing requests must be made in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Qualified Plan or Tax Sheltered Annuity Plan.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer amounts from the Money Market Portfolio or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Transfers will be processed until either the value in the originating funds is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves a right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of dollar amounts (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Unless otherwise directed by the Contract Owner, the Company will withhold applicable federal income taxes. The IRS may assess a 10% penalty tax if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").


STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a dollar cost averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.


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ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE


Purchase Payments are allocated to the Fixed Account and/or one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.

The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company reserves the right to lower this $10 Purchase Payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments. The cumulative total of all Purchase Payments under Contracts issued on the life of any Annuitant may not exceed $1,000,000 without prior consent of the Company.

THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.


The initial Purchase Payment allocated to designated Sub-Accounts will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net Investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:


    (a)  is the net of:


          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

          (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

    (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

    (c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge. Such factor is equal on an annual rate of 1.30% of the daily net assets of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.


DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of the value of all Accumulation Units and amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount


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allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Sub-Account and the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts and the Fixed Account bears to the total Contract Value.


SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to Surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). The number of Accumulation Units surrendered from each Sub-Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when: (1) the New York Stock Exchange ("Exchange") is closed; (2) trading on the Exchange is restricted; (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable to determine the value of the Variable Account's net assets; or (4) the SEC, by order, permits such suspension or postponement for the protection of security holders. The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in
(2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.

With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of the Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act.


SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT


Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

  A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account described in Code Section 403(b)(7) may be executed only:


       1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.


  B.   The surrender limitations described in Section A above also apply to:


       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

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  C.   Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.


A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The contract surrender provisions may also be modified pursuant to the plan terms and tax provisions of the Code when the Contract is issued to fund a Qualified Plan.


INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) IRAs,
(3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter from a Non-Qualified Contract, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal advisor should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the

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Annuitant dies prior to excluding from income the entire investment in the
Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.


Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same Contract Owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.


The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.


Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if the Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. The election will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that the payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution for Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under


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the Code; in particular, they are not treated as annuity contracts for purposes of Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also do not apply to a Contract that is: (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

QUALIFIED PLANS, IRAS AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, IRAs and other plans that receive favorable tax treatment should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) of the Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRA, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made:

              (a)   over the life (or life expectancy) of the Contract Owner;

              (b) over the joint lives or (joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

              (c)   for a specified period of ten years or more; or

       2.   a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distributions would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Predeath distributions from Modified Endowment Contracts to nonresident aliens
(NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the

                                    32 of 99

Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For distributions the NRA must obtain an Individual Taxpayer Identification Number from the IRS, and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions will be subject to the rules set forth in the section entitled "Withholding."


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes even if all, a portion, or none of the value is also subject to federal income taxes.

The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and thereby determine the amount of the generation skipping transfer tax, if any, resulting from the direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to: (a) an individual who is two or more generations younger than the Contract Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner). If the Contract Owner is not a natural person, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of the Death Benefit, Distribution, or other payment by the tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.



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

TAX CHANGES


The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent a change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

ADVERTISING


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in the section using Underlying Mutual fund performance for the period ended December 31,1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.

A "yield" and "effective yield" may be advertised for the Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the Money Market Portfolio generates the same level of net income over a 52- week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also from time to time advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the


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

investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity mutual funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all underlying mutual funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.


The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

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                                   35 of 99

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

=========================================================================================================================

                                     1 Year to 12/31/97  5 Years to 12/31/97    Life of Fund to         Date Fund
        SUB-ACCOUNT OPTIONS                                                         12/31/97           Established
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            11.33%               8.45%                8.72%               5-6-88
Investment Trust - Asset
Allocation Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life             1.56%               4.96%                2.99%               5-6-88
Investment Trust - Domestic Income
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life             9.96%               N/A                 14.87%               7-3-95
Investment Trust - Emerging Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            20.06%              13.62%               13.19%               5-6-88
Investment Trust - Enterprise
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life             5.44%               N/A                  6.64%               7-3-95
Investment Trust - Global Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            -0.71%               0.79%                2.49%              12-1-89
Investment Trust - Government
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            -5.20%              -1.21%                0.65%               5-6-88
Investment Trust - Money Market
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            10.99%               N/A                 20.74%               7-3-95
Investment Trust - Morgan Stanley
Real Estate Securities Portfolio
=========================================================================================================================


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


=========================================================================================================================

                                     1 Year to 12/31/97  5 Years to 12/31/97    Life of Fund to         Date Fund
        SUB-ACCOUNT OPTIONS                                                         12/31/97           Established
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            19.88%              11.80%               11.30%               5-6-88
Investment Trust - Asset
Allocation Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            10.10%               8.29%                6.23%               5-6-88
Investment Trust - Domestic Income
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            18.51%               N/A                 20.10%               7-3-95
Investment Trust - Emerging Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            28.61%              16.81%               15.49%               5-6-88
Investment Trust - Enterprise
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            13.99%               N/A                 12.34%               7-3-95
Investment Trust - Global Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life             7.84%               4.46%                6.51%               4-7-85
Investment Trust - Government
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life             3.55%               2.66%                3.79%               5-6-88
Investment Trust - Money Market
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            19.54%               N/A                 25.88%               7-3-95
Investment Trust -Morgan Stanley
Real Estate Securities Portfolio
=========================================================================================================================



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




                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of other users since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company


The General Distributor, Van Kampen American Capital Distributors, Inc., is not engaged in any litigation of any material nature.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February, 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and another who was the owner of a variable annuity contract, commenced an action against Nationwide life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motion to dismiss the entire complaint. Plaintiff's counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.



              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                 PAGE
General Information and History...................................1
Services..........................................................1
Purchase of Securities Being Offered..............................1
Underwriters......................................................1
Calculations of Performance.......................................1
Annuity Payments..................................................2
Financial Statements..............................................3


                                       35

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


                                    APPENDIX


Purchase Payments under to the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by law. Investment income from Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.


Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of investment income allocated to the Contracts will vary at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.


TRANSFERS


For transfer from the Fixed Account to the Variable account, refer to the "Transfers" provision of the prospectus.



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                                    38 of 99

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT-3
                      OF NATIONWIDE LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 1998. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 182030, Columbus, Ohio 43218-2030, or by calling 1-800-826-3167, TDD 1-800-238-3035.


                                TABLE OF CONTENTS


                                                                           PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................1
Calculations of Performance.................................................1
Annuity Payments............................................................2
Financial Statements........................................................3


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-3 ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED


The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


UNDERWRITERS

The Contracts, which are offered continuously, are distributed by American Capital Marketing Inc., 2800 Post Oak Blvd., Houston, Texas 77056. No underwriting commissions are paid by the Company to the Distributor, only sales commissions.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the Money Market Portfolio, subject to Rule 482 of the 1933 Act, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying

                                    39 of 99
the base period return by 365/7 (366/7) or (366/7) in a leap year. At December 31, 1997, the Money Market Portfolio's seven-day current unit value yield was 3.81%. The Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1997, the Money Market Portfolio's effective yield was 3.88%.

The Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Portfolio's expenses. Although the Money Market Portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the Money Market Portfolio is not guaranteed or insured. Yield of other Money Market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the SEC. Standardized average annual total return is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $35 Contract maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that my be imposed at the end of the period (see "CDSC" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states.

Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund as not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total average annual return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    40 of 99

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-3 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Columbus, Ohio

February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:

      Van Kampen American Capital LIT - Asset Allocation Fund
         2,883,503 shares (cost $33,015,552) ..........................................    $34,342,522

      Van Kampen American Capital LIT - Domestic Income Fund
         1,014,923 shares (cost $8,317,886) ...........................................      8,373,111

      Van Kampen American Capital LIT - Emerging Growth Fund
         210,443 shares (cost $2,953,349) .............................................      3,461,794

      Van Kampen American Capital LIT - Enterprise Fund
         2,224,853 shares (cost $34,380,523) ..........................................     40,292,094

      Van Kampen American Capital LIT - Global Equity Fund
         64,286 shares (cost $787,255) ................................................        706,508

      Van Kampen American Capital LIT - Government Fund
         528,831 shares (cost $4,598,397) .............................................      4,717,176

      Van Kampen American Capital LIT - Money Market Fund
         6,873,994 shares (cost $6,873,994) ...........................................      6,873,994

      Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio
         43,857 shares (cost $668,768) ................................................        695,137
                                                                                           -----------

            Total investments .........................................................     99,462,336

   Accounts receivable ................................................................          1,792
                                                                                           -----------

            Total assets ..............................................................     99,464,128

ACCOUNTS PAYABLE ......................................................................            130
                                                                                           -----------

CONTRACT OWNERS' EQUITY ...............................................................    $99,463,998
                                                                                           ===========

                                                                                        ANNUAL
Contract owners' equity represented by:            UNITS      UNIT VALUE                RETURN
                                                 --------     ----------                -------
   Contracts in accumulation phase:

Van Kampen American Capital LIT  -
Asset Allocation Fund:
   Tax qualified ........................        422,523    $ 28.743704   $12,144,876     20%
   Non-tax qualified ....................        771,497      28.743704    22,175,681     20%

Van Kampen American Capital LIT - .......
Domestic Income Fund:
   Tax qualified ........................        124,140      18.437191     2,288,793     10%
   Non-tax qualified ....................        329,087      18.437191     6,067,440     10%

Van Kampen American Capital LIT - .......
Emerging Growth Fund:
   Tax qualified ........................         58,542      15.921536       932,079     19%
   Non-tax qualified ....................        158,887      15.921536     2,529,725     19%

Van Kampen American Capital LIT - .......
Enterprise Fund:
   Tax qualified ........................        316,766      40.944001    12,969,667     29%
   Non-tax qualified ....................        666,789      40.944001    27,301,009     29%

Van Kampen American Capital LIT - .......
Global Equity Fund:
   Tax qualified ........................         20,265      13.493564       273,447     14%
   Non-tax qualified ....................         32,094      13.493564       433,062     14%

Van Kampen American Capital LIT - .......
Government Fund:
   Tax qualified ........................         61,597      16.168107       995,907      8%
   Non-tax qualified ....................        228,036      16.168107     3,686,910      8%

Van Kampen American Capital LIT - .......
Money Market Fund:
   Tax qualified ........................        108,657      14.734706     1,601,029      4%
   Non-tax qualified ....................        356,149      14.734706     5,247,751      4%

Van Kampen American Capital LIT - Morgan
Stanley Real Estate Securities Portfolio:
   Tax qualified ........................          9,466      17.901858       169,459     20%
   Non-tax qualified ....................         29,364      17.901858       525,670     20%
                                                 =======      =========

   Reserves for annuity contracts in payout phase:
         Tax qualified ...................                                      1,862
         Non-tax qualified ...............                                    119,631
                                                                            ---------
                                                                          $99,463,998
                                                                          ===========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)

                                                               TOTAL                    ASSET ALLOCATION FUND
                                                   ------------------------------  ------------------------------
                                                        1997           1996             1997             1996
                                                   --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $  2,882,784        3,360,097        1,323,309        1,341,790
Mortality, expense and administration
  charges (note 2) ............................      (1,297,462)      (1,335,708)        (447,791)        (474,565)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................       1,585,322        2,024,389          875,518          867,225
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........      42,955,530       44,991,214       10,382,595        7,543,626
Cost of mutual fund shares sold ...............     (40,204,323)     (43,680,536)     (10,464,852)      (7,373,798)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........       2,751,207        1,310,678          (82,257)         169,828
Change in unrealized gain (loss) on investments       4,412,174        1,290,651        1,899,930         (771,268)
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............       7,163,381        2,601,329        1,817,673         (601,440)
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................       9,294,629        7,890,706        3,495,122        3,904,620
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      18,043,332       12,516,424        6,188,313        4,170,405
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       2,333,844        4,521,793          523,984        1,749,286
Transfers between funds .......................              --               --       (2,491,298)         569,459
Redemptions ...................................     (20,007,928)     (19,642,633)      (6,275,268)      (5,641,778)
Annuity benefits ..............................         (17,547)         (15,629)          (5,559)          (4,967)
Annual contract maintenance charge (note 2) ...         (88,218)         (97,006)         (34,597)         (39,849)
Contingent deferred sales charges (note 2) ....         (92,750)        (155,505)         (28,394)         (40,707)
Adjustments to maintain reserves ..............           3,551            1,215              525              548
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................     (17,869,048)     (15,387,765)      (8,310,607)      (3,408,008)
                                                   ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         174,284       (2,871,341)      (2,122,294)         762,397
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      99,289,714      102,161,055       36,465,197       35,702,800
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $ 99,463,998       99,289,714       34,342,903       36,465,197
                                                   ============     ============     ============     ============



                                                         DOMESTIC INCOME FUND                 EMERGING GROWTH FUND
                                                     ------------------------------     -------------------------------
                                                         1997             1996                1997            1996
                                                     -------------   --------------     --------------  ---------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       $    660,199          960,965               --               --
Mortality, expense and administration
  charges (note 2) ............................           (115,033)        (168,344)         (41,179)         (31,824)
                                                      ------------     ------------     ------------     ------------
  Net investment activity .....................            545,166          792,621          (41,179)         (31,824)
                                                      ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........          5,623,192       10,853,804        1,698,623          613,503
Cost of mutual fund shares sold ...............         (5,435,881)     (10,480,762)      (1,524,002)        (504,539)
                                                      ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........            187,311          373,042          174,621          108,964
Change in unrealized gain (loss) on investments             90,778         (643,962)         390,722           60,368
                                                      ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............            278,089         (270,920)         565,343          169,332
                                                      ------------     ------------     ------------     ------------
Reinvested capital gains ......................                 --               --               --               --
                                                      ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            823,255          521,701          524,164          137,508
                                                      ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................            610,662          278,859          249,000          241,262
Transfers between funds .......................         (1,206,000)      (1,182,910)        (598,377)       2,204,446
Redemptions ...................................         (2,740,231)      (4,766,789)        (252,006)        (240,314)
Annuity benefits ..............................             (2,452)          (2,143)              --               --
Annual contract maintenance charge (note 2) ...             (8,049)         (11,508)          (2,828)          (2,168)
Contingent deferred sales charges (note 2) ....            (14,395)         (38,823)          (1,043)          (3,638)
Adjustments to maintain reserves ..............                265             (327)              12              116
                                                      ------------     ------------     ------------     ------------
    Net equity transactions ...................         (3,360,200)      (5,723,641)        (605,242)       2,199,704
                                                      ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (2,536,945)      (5,201,940)         (81,078)       2,337,212
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         10,910,269       16,112,209        3,542,882        1,205,670
                                                      ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        $ 8,373,324       10,910,269        3,461,804        3,542,882
                                                      ============     ============     ============     ============

                                                         ENTERPRISE FUND               GLOBAL EQUITY FUND
                                                   ------------------------------  ------------------------------
                                                       1997            1996            1997            1996
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $   189,025         232,282           5,587           6,175
Mortality, expense and administration
  charges (note 2) ............................        (513,606)       (470,375)         (9,313)         (3,470)
                                                   ------------    ------------    ------------    ------------
  Net investment activity .....................        (324,581)       (238,093)         (3,726)          2,705
                                                   ------------    ------------    ------------    ------------

Proceeds from mutual fund shares sold .........      11,862,498       9,455,987         515,818         124,295
Cost of mutual fund shares sold ...............      (9,510,386)     (8,515,268)       (435,109)       (107,858)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........       2,352,112         940,719          80,709          16,437
Change in unrealized gain (loss) on investments       2,008,216       2,724,396         (92,300)          9,508
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............       4,360,328       3,665,115         (11,591)         25,945
                                                   ------------    ------------    ------------    ------------
Reinvested capital gains ......................       5,615,976       3,979,511         123,625           5,796
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       9,651,723       7,406,533         108,308          34,446
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................         654,999       1,190,561          81,259          90,019
Redemptions ...................................         614,166         149,486         244,625         274,622
Annuity benefits ..............................      (7,063,843)     (5,475,218)       (125,840)       (100,167)
Annual contract maintenance charge (note 2) ...          (1,685)         (1,156)             -               -
Contingent deferred sales charges (note 2) ....         (32,010)        (31,954)           (747)           (259)
Adjustments to maintain reserves ..............         (31,955)        (38,948)           (750)           (601)
                                                          2,287           2,520               5               8
    Net equity transactions ...................    ------------    ------------    ------------    ------------
                                                     (5,858,041)     (4,204,709)        198,552         263,622
                                                   ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........       3,793,682       3,201,824         306,860         298,068
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      36,499,067      33,297,243         399,649         101,581
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $40,292,749      36,499,067         706,509         399,649
                                                   ============    ============    ============    ============




                                                         GOVERNMENT FUND                MONEY MARKET FUND
                                                   ----------------------------     ---------------------------
                                                       1997             1996              1997         1996
                                                   -------------   ------------     -------------- ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $  327,154        505,751            359,396       311,457
Mortality, expense and administration
  charges (note 2) ............................        (68,546)      (100,796)           (94,990)      (85,315)
                                                   -----------   ------------       ------------  ------------
  Net investment activity .....................        258,608        404,955            264,406       226,142
                                                   -----------   ------------       ------------  ------------

Proceeds from mutual fund shares sold .........      2,763,818      3,885,427          9,957,418    12,421,752
Cost of mutual fund shares sold ...............     (2,748,960)    (4,199,470)        (9,957,418)  (12,421,752)
                                                   -----------   ------------       ------------  ------------
  Realized gain (loss) on investments .........         14,858       (314,043)                -             -
Change in unrealized gain (loss) on investments        104,873       (102,999)                -             -
                                                   -----------   ------------       ------------  ------------
  Net gain (loss) on investments ..............        119,731       (417,042)                -             -
                                                   -----------   ------------       ------------  ------------
Reinvested capital gains ......................             -              -                  -             -
                                                   -----------   ------------       ------------  ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        378,339        (12,087)           264,406       226,142
                                                   -----------   ------------       ------------  ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................         47,775        188,736             90,587       761,285
Redemptions ...................................       (624,152)    (1,241,489)         3,600,877      (907,221)
Annuity benefits ..............................     (1,327,694)    (1,803,207)        (2,137,248)   (1,519,865)
Annual contract maintenance charge (note 2) ...         (4,790)        (4,541)            (3,061)       (2,822)
Contingent deferred sales charges (note 2) ....         (4,561)        (6,182)            (5,021)       (5,045)
Adjustments to maintain reserves ..............         (7,902)       (23,417)            (8,068)       (9,369)
                                                           257             98                212        (1,746)
    Net equity transactions ...................    -----------   ------------       ------------  ------------
                                                    (1,921,067)    (2,890,002)         1,538,278    (1,684,783)
                                                   -----------   ------------       ------------  ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     (1,542,728)    (2,902,089)         1,802,684    (1,458,641)
                                                     6,260,114      9,162,203          5,071,510     6,530,151
CONTRACT OWNERS' EQUITY END OF PERIOD .........    -----------   ------------       ------------  ------------
                                                    $4,717,386      6,260,114          6,874,194     5,071,510
                                                   ===========   ============       ============  ============
                                                                                                   (Continued)

                                                            REAL ESTATE
                                                        SECURITIES PORTFOLIO
                                                   ----------------------------
                                                       1997             1996
                                                   -------------   ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................     $  18,114            1,677
Mortality, expense and administration
  charges (note 2) ............................        (7,004)          (1,019)
                                                   ----------       ----------
  Net investment activity .....................        11,110              658
                                                   ----------       ----------

Proceeds from mutual fund shares sold .........       151,568           92,820
Cost of mutual fund shares sold ...............      (127,715)         (77,089)
                                                   ----------       ----------
  Realized gain (loss) on investments .........        23,853           15,731
Change in unrealized gain (loss) on investments         9,955           14,608
                                                   ----------       ----------
  Net gain (loss) on investments ..............        33,808           30,339
                                                   ----------       ----------
Reinvested capital gains ......................        59,906              779
                                                   ----------       ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       104,824           31,776
                                                   ----------       ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................
Transfers between funds .......................        75,578           21,785
Redemptions ...................................       460,159          133,607
Annuity benefits ..............................       (85,798)         (95,295)
Annual contract maintenance charge (note 2) ...            -                -
Contingent deferred sales charges (note 2) ....          (405)             (41)
Adjustments to maintain reserves ..............          (243)              (2)
                                                          (12)              (2)
    Net equity transactions ...................    ----------       ----------
                                                      449,279           60,052
                                                   ----------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       554,103           91,828
                                                      141,026           49,198
CONTRACT OWNERS' EQUITY END OF PERIOD .........    ----------       ----------
                                                   $  695,129          141,026
                                                   ==========       ==========

                See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT):

           Van Kampen American Capital LIT - Asset Allocation Fund
             (formerly Van Kampen American Capital - Multiple Strategy Fund) Van Kampen American Capital LIT - Domestic Income Fund
             (formerly Van Kampen American Capital - Domestic Strategic Income
              Fund)
           Van Kampen American Capital LIT - Emerging Growth Fund
           Van Kampen American Capital LIT - Enterprise Fund
             (formerly Van Kampen American Capital - Common Stock Fund)
           Van Kampen American Capital LIT - Global Equity Fund
           Van Kampen American Capital LIT - Government Fund
           Van Kampen American Capital LIT - Money Market Fund
           Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio
             (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $35 ($30 for contracts issued in the State of New York) which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C.    OTHER INFORMATION


Item 24.      FINANCIAL INFORMATION
              (a)   Financial Statements:


                    (1)    Financial statements included                         PAGE
                           in Prospectus
                           (Part A):
                           Condensed Financial Information.                       11

                    (2)    Financial statements included
                           in Part B:

                           Those financial statements                             41
                           required by Item 23 to be included in Part B
                           have been incorporated therein by reference
                           to the Prospectus (Part A).

              Nationwide Variable Account-3:

                           Independent Auditors' Report.                          41

                           Statement of Assets, Liabilities and Contract          42
                           Owners' Equity as of December 31, 1997.

                           Statements of Operations and Changes in                44
                           Contract Owners' Equity for the years ended
                           December 31, 1997 and 1996.

                           Notes to Financial Statements.                         45

              Nationwide Life Insurance Company:

                           Independent Auditors' Report.                          48

                           Consolidated Balance Sheets as of December             49
                           31, 1997 and 1996.

                           Consolidated Statements of Income for the              50
                           years ended December 31, 1997, 1996 and
                           1995.

                           Consolidated Statements of Shareholder's               51
                           Equity for the years ended December 31,
                           1997, 1996 and 1995.

                           Consolidated Statements of Cash Flows for              52
                           the years ended December 31, 1997, 1996
                           and 1995.

                           Notes to Consolidated Financial Statements.            53

                           Schedule I - Consolidated Summary of Investments -    101
                           Other Than Investments in Related Parties.

                           Schedule III - Supplementary Insurance                102
                           Information.

                           Schedule IV - Reinsurance                             103

                           Schedule V - Valuation and Qualifying Accounts        104




                                    73 of 99

Item 24.      (b) Exhibits
                           (1)   Resolution of the Depositor's Board of
                                 Directors authorizing the establishment of the Registrant, adopted October 7, 1987- Filed previously with registration

                           (2)   Not Applicable

                           (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter - Filed previously with pre-effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

                           (4) The form of the variable annuity contract - Filed previously with registration statement, and hereby incorporated by reference.

                           (5) Variable Annuity Application - Filed previously with registration statement, and hereby incorporated by reference.

                           (6) Articles of Incorporation of Depositor - Filed previously with registration statement, and hereby incorporated by reference.

                           (7)   Not Applicable

                           (8)   Not Applicable

                           (9) Opinion of Counsel - Filed previously with registration statement, and hereby incorporated by reference.

                           (10)  Not Applicable

                           (11)  Not Applicable

                           (12)  Not Applicable

                           (13) Performance Advertising Calculation Schedule - Filed previously with registration statement and hereby incorporated by reference.



                                    74 of 99

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365


                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411


                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258


                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director


                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339


                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026




                                    75 of 99



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402


                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215


                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215




                                    76 of 99



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR


                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215


                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                                Vice President
                          Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



                                    77 of 99

                                                                   NO. VOTING
                                                                   SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
    Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
    Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                  worldwide
    American Marine Underwriters, Inc.           Florida                          Underwriting Manager
    Auto Direkt Insurance Company                Germany                          Insurance Company
    The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
    California Cash Management Company          California                        Inactive
    Colonial County Mutual insurance              Texas                           Insurance Company
    Company
    Colonial Insurance Company of               Wisconsin                         Insurance Company
    Wisconsin
    Columbus Insurance Brokerage and             Germany                          Insurance Broker
    Service GMBH
    Companies Agency, Inc.                      Wisconsin                         Insurance Broker
    Companies Agency Insurance Services         California                        Insurance  Broker
    of California
    Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
    Companies Agency of Georgia                  Georgia                          Insurance Broker
    Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
    Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
    Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
    Inc.
    Companies Agency of New York, Inc.           New York                         Insurance Broker
    Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
    Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
    Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (PEC)
    Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
    Inc.
    Cooperative Service Company                  Nebraska                         Insurance Agency
    Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                  Management Services
    Employers Insurance of Wausau A             Wisconsin                         Mutual Insurance Company
    Mutual Company
**  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
    Wausau


                                    78 of 101

                                                                   NO. VOTING
                                                                   SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    F & B, Inc.                                    Iowa                           Insurance Agency
    Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company
    Financial Horizons Distributors              Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.
    Financial Horizons Distributors                Ohio                           Life Insurance Agency
    Agency of Ohio, Inc.
    Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
    Agency of Oklahoma, Inc.
    Financial Horizons Distributors               Texas                           Life Insurance Agency
    Agency of Texas, Inc.
 *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
    Financial Horizons Securities                Oklahoma                         Broker Dealer
    Corporation
    Gates, McDonald & Company                      Ohio                           Cost Control Business
    Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services
    Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
    York, Inc.
    Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization
    Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                  Supplement Insurance
    Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
    Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency
    Key Health Plan, Inc.                       California                        Pre-paid health plans
    Landmark Financial Services of New           New York                         Life Insurance Agency
    York, Inc.
    Leben Direkt Insurance Company               Germany                          Life Insurance Company
    Lone Star General Agency, Inc.                Texas                           Insurance Agency
**  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility
**  National Casualty Company                   Wisconsin                         Insurance Company
    National Casualty Company of America,     Great Britain                       Insurance Company
    Ltd.
**  National Premium and Benefit                 Delaware                         Insurance Administrative Services
    Administration Company
**  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                  and Administrator
    Nationwide Agency, Inc.                        Ohio                           Insurance Agency
    Nationwide Agribusiness Insurance              Iowa                           Insurance Company
    Company
 *  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
    Nationwide Cash Management Company             Ohio                           Investment Securities Agent


                                    79 of 101

                                                                   NO. VOTING
                                                                   SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
    Redevelopment Corporation                                                     City of Columbus, Ohio
    Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                  holding, encumbering, transferring, or
                                                                                  otherwise disposing of shares, bonds,
                                                                                  and other evidences of indebtedness,
                                                                                  securities, and contracts of other
                                                                                  persons, associations, corporations,
                                                                                  domestic or foreign and to form or
                                                                                  acquire the control of other
                                                                                  corporations
    Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity
    Nationwide Financial Institution             Delaware                         Insurance Agency
    Distributors Agency, Inc.
    Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
    Trust
    Nationwide Financial Services, Inc.          Delaware                         Holding Company
    Nationwide General Insurance Company           Ohio                           Insurance Company
    Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                  Operations
    Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization
 *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
    Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
    Foundation
    Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
    Services, LTD.                                                                Enterprise
    Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
    Inc.
    Nationwide Investing Foundation              Michigan                         Investment Company
 *  Nationwide Investing                      Massachusetts                       Investment Company
    Foundation II
    Nationwide Investing                           Ohio                           Investment Company
    Foundation III
    Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
    Corporation                                                                   Compensation Market
    Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
**  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
    Company
**  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
    Nationwide Lloyds                             Texas                           Texas Lloyds Company
    Nationwide Management Systems, Inc.            Ohio                           Offers Preferred Provider Organization and
                                                                                  Other Related Products and Services
    Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
    Company
    Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company
    Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments.
    Nationwide Property and Casualty               Ohio                           Insurance Company
    Insurance Company

                                   80 of 101


                                                                   NO. VOTING
                                                                   SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments.
 *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
    NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
    Inc.
    NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
    Alabama, Inc.
    NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
    Arizona, Inc.
    NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
    Montana, Inc.
    NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
    Nevada, Inc.
    NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
    Ohio, Inc.
    NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
    Oklahoma, Inc.
    NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
    Texas, Inc.
    NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
    Wyoming, Inc.
    NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
    Agency, Inc.
    Neckura General Insurance Company            Germany                          Insurance Company
    Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                  Group
    Neckura Insurance Company                    Germany                          Insurance Company
    Neckura Life Insurance Company               Germany                          Life Insurance Company
    NWE, Inc.                                      Ohio                           Special Investments
    PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
    Agency, Inc.                                                                  Plans for Public Employees
    PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                  Plans for Public Employees
    Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                  and consulting and compensation consulting
    Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization
    Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization
    Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
    Corporation                                                                   Plans for Public Employees

                                   81 of 101

                                                                   NO. VOTING
                                                                   SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
    Corporation of Alabama                                                        Plans for Public Employees
    Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
    Corporation of Arkansas                                                       Plans for Public Employees
    Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
    Corporation of Montana                                                        Plans for Public Employees
    Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
    Corporation of New Mexico                                                     Plans for Public Employees
    Scottsdale Indemnity Company                   Ohio                           Insurance Company
    Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company
    Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
    Company
    SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
    Group
    TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter
    Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer
    Wausau Business Insurance Company           Wisconsin                         Insurance Company
    Wausau General Insurance Company             Illinois                         Insurance Company
    Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
    Limited
    Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                  Insurance Underwriting Manager
**  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
    Company
    Wausau Service Corporation                  Wisconsin                         Holding Company
    Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company


                                   82 of 101

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 968 and 1,081 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

              (a) Investment Companies For Which Van Kampen American Capital Distributors Inc. Acts As Principal Underwriter Or Depositor as of March 24, 1998

                   Van Kampen American Capital U.S. Government Trust
                   Van Kampen American Capital U.S. Government Fund
                   Van Kampen American Capital Tax Free Trust
                   Van Kampen American Capital Insured Tax Free Income Fund
                   Van Kampen American Capital Tax Free High Income Fund
                   Van Kampen American Capital California Insured Tax Free Fund Van Kampen American Capital Municipal Income Fund
                   Van Kampen American Capital Intermediate Term Municipal Income Fund
                   Van Kampen American Capital Florida Insured Tax Free Income Fund
                   Van Kampen American Capital New York Tax Free Income Fund
                   Van Kampen American Capital Trust
                   Van Kampen American Capital High Yield Fund
                   Van Kampen American Capital Short-Term Global Income Fund
                   Van Kampen American Capital Strategic Income Fund
                   Van Kampen American Capital Equity Trust
                   Van Kampen American Capital Utility Fund
                   Van Kampen American Capital Value Fund
                   Van Kampen American Capital Great American Companies Fund
                   Van Kampen American Capital Growth Fund
                   Van Kampen American Capital Prospector Fund
                   Van Kampen American Capital Aggressive Growth Fund
                   Van Kampen American Capital Foreign Securities Fund
                   Van Kampen American Capital Pennsylvania Tax Free Income Fund Van Kampen American Capital Tax Free Money Fund
                   Van Kampen American Capital Prime Rate Income Trust
                   Van Kampen American Capital Senior Floating Rate Fund
                   Van Kampen American Capital Comstock Fund
                   Van Kampen American Capital Corporate Bond Fund
                   Van Kampen American Capital Emerging Growth Fund
                   Van Kampen American Capital Enterprise Fund
                   Van Kampen American Capital Equity Income Fund
                   Van Kampen American Capital Limited Maturity Government Fund Van Kampen American Capital Global Managed Assets Fund
                   Van Kampen American Capital Government Securities Fund
                   Van Kampen American Capital Growth and Income Fund
                   Van Kampen American Capital Harbor Fund
                   Van Kampen American Capital High Income Corporate Bond Fund Van Kampen American Capital Life Investment Trust
                   Van Kampen American Capital Asset Allocation Portfolio
                   Van Kampen American Capital Domestic Income Portfolio
                   Van Kampen American Capital Emerging Growth Portfolio
                   Van Kampen American Capital Enterprise Portfolio
                   Van Kampen American Capital Global Equity Portfolio
                   Van Kampen American Capital Government Portfolio
                   Van Kampen American Capital Growth and Income Portfolio
                   Van Kampen American Capital Money Market Portfolio
                   Van Kampen American Capital Strategic Stock Portfolio



                                    85 of 99

          Morgan Stanley Real Estate Securities Portfolio
          Van Kampen American Capital Pace Fund
          Van Kampen American Capital Real Estate Securities Fund
          Van Kampen American Capital Reserve Fund
          Van Kampen American Capital Tax - Exempt Trust
                Van Kampen American Capital High Yield Municipal Fund
          Van Kampen American Capital U.S. Government Trust for Income
          Van Kampen American Capital World Portfolio Series Trust
                Van Kampen American Capital Global Equity Fund
                Van Kampen American Capital Global Government Securities Fund Morgan Stanley Fund, Inc.
                Morgan Stanley Aggressive Equity Fund
                Morgan Stanley American Value Fund
                Morgan Stanley Asian Growth Fund
                Morgan Stanley Emerging Markets Fund
                Morgan Stanley Global Equity Allocation Fund
                Morgan Stanley Global Fixed Income Fund
                Morgan Stanley Government Obligations Money Market Fund Morgan Stanley High Yield Fund
                Morgan Stanley International Magnum Fund
                Morgan Stanley Latin American Fund
                Morgan Stanley Money Market Fund
                Morgan Stanley U.S. Real Estate Fund
                Morgan Stanley Value Fund
                Morgan Stanley Worldwide High Income Fund
Insured Municipals Income Trust
Arizona Insured Municipals Income Trust
California Insured Municipals Income Trust
Colorado Insured Municipals Income Trust
Connecticut Insured Municipals Income Trust
Florida Insured Municipals Income Trust
Georgia Insured Municipals Income Trust
Kentucky Investors' Quality Tax-Exempt Trust
Maryland Investors' Quality Tax-Exempt Trust
Massachusetts Insured Municipals Income Trust
Michigan Insured Municipals Income Trust
Minnesota Insured Municipals Income
Missouri Insured Municipals Income Trust
New Jersey Insured Municipals Income Trust
New York Insured Municipals Income Trust
North Carolina Investors' Quality Tax-Exempt Trust
Ohio Insured Municipals Income Trust
Pennsylvania Insured Municipals Income Trust
South Carolina Investors' Quality Tax-Exempt Trust
Tennessee Insured Municipals Income Trust
Virginia Investors' Quality Tax-Exempt Trust
Van Kampen American Capital Insured Income Trust
Internet Trust
Strategic Ten Trust, United States Portfolio
Strategic Ten Trust, United Kingdom
Strategic Ten Trust, Hong Kong
Strategic Five Trust, United States Portfolio
Strategic Thirty Trust Global Portfolio
Great International Firms Trust
Blue Chip Opportunity and Treasury Trust
Blue Chip Opportunity Trust
Baby Boomer Opportunity Trust


                                    86 of 99

Global Energy Trust
Brand Name Equity Trust
Strategic Picks Opportunity Trust
International Assets Advisory Corp. Global
Infrastructure and Utilities Growth Trust
Edward Jones Select Growth Trust
Banking Trust
Morgan Stanley High-Technology 35 Index Trust
MidCap Growth Trust
Small Cap Growth Trust
Real Estate Income and Growth Trust

              OFFICERS
              --------

                 VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.

NAME                                OFFICE                                        LOCATION
----                                ------                                        --------
Don G. Powell                       Chairman                                      Houston, TX
Philip N. Duff                      Chief Executive Officer                       Oakbrook Terrace, IL
John H. Zimmerman III               President & Chief Operating                   Oakbrook Terrace, IL
                                    Officer
Douglas B. Gehrman                  Executive Vice President                      Houston, TX
Ronald A. Nyberg                    Executive Vice President, General             Oakbrook Terrace, IL
                                    Counsel & Assistant Secretary
William R. Rybak                    Executive Vice President & Chief
                                    Financial Officer
Paul R. Wolkenberg                  Executive Vice President                      Oakbrook Terrace, IL

Laurence J. Althoff                 Sr. Vice President & Controller               Oakbrook Terrace, IL
Gary R. DeMoss                      Sr. Vice President                            Oakbrook Terrace, IL
John E. Doyle                       Sr. Vice President                            Oakbrook Terrace, IL
Richard G. Golod,                   Sr. Vice President                            Annapolis, MD
Scott E. Martin                     Sr. Vice President, Deputy General            Oakbrook Terrace, IL
                                    Counsel & Secretary
Mark T. McGannon                    Sr. Vice President                            Oakbrook Terrace, IL
Charles G. Millington               Sr. Vice President & Treasurer                Oakbrook Terrace, IL
Walter E. Rein                      Sr. Vice President                            Oakbrook Terrace, IL
Colette M. Saucedo                  Sr. Vice President                            Houston, TX
Frederick Shepherd                  Sr. Vice President                            Houston, TX
Steven P. Sorenson                  Sr. Vice President                            Oakbrook Terrace, IL
Michael L. Stallard                 Sr. Vice President                            Oakbrook Terrace, IL


                                    87 of 99

Robert S. West                      Sr. Vice President                            Oakbrook Terrace, IL
Edward G. Wood, III                 Sr. Vice President,
                                    Chief Operating Officer                       Oakbrook Terrace. IL

Glenn M. Cackovic                   1st Vice President                            Laguna Niguel, CA
Eric J. Hargens                     1st Vice President                            Orlando, FL
David S. Hogaboom                   1st Vice President                            Oakbrook Terrace, IL
Dominic C. Martellaro               1st Vice President                            Danville, CA
Carl Mayfield                       1st Vice President                            Lakewood, CO
Mark R. McClure                     1st Vice President                            Oakbrook Terrace, IL
James J. Ryan                       1st Vice President                            Oakbrook Terrace, IL
George J. Vogel                     1st Vice President                            Oakbrook Terrace, IL
Patrick J. Woelfel                  1st Vice President                            Oakbrook Terrace, IL

James K. Ambrosio                   Vice President                                Massapequa, NY
Brian P. Arcara                     Vice President                                Buffalo, NY
Sheldon Barker                      Vice President                                Moon, PA
Patricia A. Bettlach                Vice President                                Chesterfield, MO
Carol S. Biegel                     Vice President                                Oakbrook Terrace, IL
Christopher M. Bisaillon            Vice President                                Oakbrook Terrace, IL
Michael P. Boos                     Vice President                                Oakbrook Terrace, IL
James J. Boyne                      Vice President, Associate General             Oakbrook Terrace, IL
                                    Counsel & Assistant Secretary
Robert C. Brooks                    Vice President                                Oakbrook Terrace, IL
William F. Burke, Jr.               Vice President                                Mendham, NJ
Loren Burket                        Vice President                                Plymouth, MN
Christine Cleary Byrum              Vice President                                Tampa, FL
Joseph N. Caggiano                  Vice President                                New York, NY
Daniel R. Chambers                  Vice President                                Austin, TX
Richard J. Charlino                 Vice President                                Oakbrook Terrace, IL
Deanne Margaret Chiaro              Vice President                                Oakbrook Terrace, IL
Scott A. Chriske                    Vice President                                Plano, TX
German Clavijo                      Vice President                                Atlanta, GA
Eleanor M. Cloud                    Vice President                                Oakbrook Terrace, IL
Dominick Cogliandro                 Vice President & Asst. Treasurer              New York, NY
Michael Colston                     Vice President                                Louisville, KY


                                    88 of 99

Suzanne Cummings                    Vice President                                Oakbrook Terrace, IL
Nicholas Dalmaso                    Vice President, Associate General             Oakbrook Terrace, IL
                                    Counsel & Asst. Secretary
Daniel R. DeJong                    Vice President                                Oakbrook Terrace, IL
Tracey M. DeLusant                  Vice President                                New York, NY
Michael E. Eccleston                Vice President                                Oakbrook Terrace, IL
Jonathan Eckard                     Vice President                                Tampa, FL
Huey P. Falgout, Jr.                Vice President, Assistant Secretary
                                    Sr. Attorney                                  Houston, TX
Charles Edward Fisher               Vice President                                Naperville, IL
William J. Fow                      Vice President                                Redding, CT
Nicholas J. Foxhoven                Vice President                                Englewood, CO
Charles Friday                      Vice President                                Gibsonia, PA
Richard G. Golod                    Vice President                                Annapolis, MD
Timothy D. Griffith                 Vice President                                Kirkland, WA
Dalton L. Gustafson                 Vice President                                Bolton, Ma
Kyle D. Haas                        Vice President                                Oakbrook Terrace, IL
Daniel Hamilton                     Vice President                                Austin, TX
John A. Hanhauser                   Vice President                                Philadelphia, PA
John G. Hansen                      Vice President                                Oakbrook Terrace, IL
Calvin B. Hays                      Vice President                                Richmond, VA
Joseph Hays                         Vice President                                Cherry Hill, NJ
Daniel M. Hazard                    Vice President                                Huntington Beach, CA
Gregory Heffington                  Vice President                                Ft. Collins, CO
Susan J. Hill                       Vice President                                Oakbrook Terrace, IL
Thomas R. Hindelang                 Vice President                                Gilbert, AZ
Bryn M. Hoggard                     Vice President                                Houston, TX
Michael B. Hughes                   Vice President                                Oakbrook Terrace, IL
Robert S. Hunt                      Vice President                                Phoenix, MD
Lowell Jackson                      Vice President                                Norcross, GA
Kevin G. Jajuga                     Vice President                                Baltimore, MD
Steven T. Johnson                   Vice President                                Oakbrook Terrace, IL
Jeffrey S. Kinney                   Vice President                                Overland Park, KS
Dana R. Klein                       Vice President                                Oakbrook Terrace, IL
Frederick Kohly                     Vice President                                Miami, FL
David R. Kowalski                   Vice President & Director
                                    of Compliance                                 Oakbrook Terrace, IL
Richard D. Kozlowski                Vice President                                Atlanta, GA
Bradford N. Langs                   Vice President                                Oakbrook Terrace, IL
Patricia D. Lathrop                 Vice President                                Tampa, FL
Brian Laux                          Vice President                                Staten Island, NY
Tony E. Leal                        Vice President                                Daphne, AL
S. William Lehew III                Vice President                                Charlotte, NC
Eric Levinson                       Vice President                                San Francisco, CA
Jonathan Linstra                    Vice President                                Oakbrook Terrace, IL
Richard M. Lundgren                 Vice President                                Oakbrook Terrace, IL
Walter Lynn                         Vice President                                Flower Mound, TX
Linda S. MacAyeal                   Vice President                                Oakbrook Terrace, IL
Kevin S. Marsh                      Vice President                                Bellevue, WA
Brooks D. McCartney                 Vice President                                Puyallup, WA
Anne Therese McGrath                Vice President                                Los Gatos, CA
Maura A. McGrath                    Vice President                                New York, NY
John Mills                          Vice President                                Kenner, LA
Ted Morrow                          Vice President                                Dallas, TX
Robert Muller, Jr.                  Vice President                                Cypress, TX
Peter Nicholas                      Vice President                                Beverly, MA
Michael D. Ossmen                   Vice President                                Oakbrook Terrace, IL
Todd W. Page                        Vice President                                Oakbrook Terrace, IL
Gregory S. Parker                   Vice President                                Houston, TX
Christopher Petrungaro              Vice President                                Oakbrook Terrace, IL
Anthony Piazza                      Vice President                                Old Bridge, NJ
Ronald E. Pratt                     Vice President                                Marietta, GA
Craig S. Prichard                   Vice President                                Fairlawn, OH
Daniel D. Reams                     Vice President                                Royal Oak, MI
Michael W. Rohr                     Vice President                                Oakbrook Terrace. IL
Jeffrey L. Rose                     Vice President                                Houston, TX
Suzette N. Rothberg                 Vice President                                Plymouth, MN
Jeffrey Rourke                      Vice President                                Oakbrook Terrace, IL
Thomas Rowley                       Vice President                                St. Louis, MO
Heather R. Sabo                     Vice President                                Richmond, VA
Stephanie Scarlata                  Vice President                                Bedford Corners, NY
Andrew J. Scherer                   Vice President                                Oakbrook Terrace, IL
Ronald J. Schuster                  Vice President                                Tampa, FL


                                    89 of 99

Gwen L. Shaneyfalt                  Vice President                                Oakbrook Terrace, IL
Jeffrey C. Shirk                    Vice President                                Swampscott, MA
Traci T. Sorenson                   Vice President                                Oakbrook Terrace, IL
Kimberly M. Spangler                Vice President                                Fairfax, VA
Darren D. Stabler                   Vice President                                Phoenix, AZ
Christopher J. Staniforth           Vice President                                Leawood, KS
Gary R. Steele                      Vice President                                Philadelphia, PA
Richard Stefanec                    Vice President                                Los Angles, CA
James D. Stevens                    Vice President                                North Andover, MA
James M. Stilwell                   Vice President                                San Diego, CA
William C. Strafford                Vice President                                Granger, IN
Mark A. Syswerda                    Vice President                                Oakbrook Terrace, IL
David A. Tabone                     Vice President                                Scottsdale, AZ
James C. Taylor                     Vice President                                Naperville, IL
John F. Tierney                     Vice President                                Oakbrook Terrace, IL
Curtis L. Ulvestad                  Vice President                                Red Wing, MN
Todd A. Volkman                     Vice President                                Austin, TX
Daniel B. Waldron                   Vice President                                Oakbrook Terrace, IL
Jeff Warland                        Vice President                                Oakbrook Terrace, IL
Robert A. Watson                    Vice President                                Oakbrook Terrace. IL
Weston B. Wetherell                 Vice President, Assoc. General                Oakbrook Terrace, IL
                                    Counsel & Asst. Secretary
Harold Whitworth, III               Vice President                                Oakbrook Terrace, IL
Kirk Wiggins                        Vice President                                Arlington, TX
Thomas M. Wilson                    Vice President                                Oakbrook Terrace, IL
Barbara A. Withers                  Vice President                                Oakbrook Terrace, IL
David M. Wynn                       Vice President                                Phoenix, AZ
James R. Yount                      Vice President                                Mercer Island, WA
Patrick M. Zacchea                  Vice President                                Oakbrook Terrace, IL

Scott F. Becker                     Asst. Vice President                          Oakbrook Terrace, IL
Brian E. Binder                     Asst. Vice President                          Oakbrook Terrace, IL
Joan E. Blackwood                   Asst. Vice President                          Oakbrook Terrace, IL
Billie J. Bronaugh                  Asst. Vice President                          Houston, TX
Gregory T. Brunk                    Asst. Vice President                          Oakbrook Terrace, IL
Gina Costello                       Asst. Vice President                          Oakbrook Terrace, IL
Sarah K. Geiser                     Asst. Vice President                          Oakbrook Terrace, IL
Walter C. Gray                      Asst. Vice President                          Oakbrook Terrace, IL
Valri G. Hamilton                   Asst. Vice President                          Houston, TX
Laurie L. Jones                     Asst. Vice President                          Houston, TX
Robin R. Jordan                     Asst. Vice President                          Oakbrook Terrace, IL
Ivan R. Lowe                        Asst. Vice President                          Houston, TX
Pamela D. Meyer                     Asst. Vice President                          Phoenix, AZ
Susan M. Mini                       Asst. Vice President                          Oakbrook Terrace, IL
Brian K. Mitchell                   Asst. Vice President                          Oakbrook Terrace, IL
Stuart R. Moehlman                  Asst. Vice President                          Houston, TX
Steven R. Norvid                    Asst. Vice President                          Oakbrook Terrace, IL
Vincent M. Pellegrini               Asst. Vice President                          Oakbrook Terrace, IL
Christine K. Putong                 Asst. Vice President & Asst. Secretary        Oakbrook Terrace, IL
David P. Robbins                    Asst. Vice President                          Oakbrook Terrace, IL
Regina Rosen                        Asst. Vice President                          Oakbrook Terrace, IL
Pamela S. Salley                    Asst. Vice President                          Houston, TX
Vanessa M. Sanchez                  Asst. Vice President                          Oakbrook Terrace, IL
Thomas J. Sauerborn                 Asst. Vice President                          New York, NY
Bruce Saxon                         Asst. Vice President                          Oakbrook Terrace, IL
David T. Saylor                     Asst. Vice President                          Oakbrook Terrace, IL
Christina L. Schmieder              Asst. Vice President                          Oakbrook Terrace, IL
Lauren B. Sinai                     Asst. Vice President                          Oakbrook Terrace, IL
Kristen L. Transier                 Asst. Vice President                          Houston, TX
David H. Villarreal                 Asst. Vice President                          Oakbrook Terrace, IL
Sharon M. C. Wells                  Asst. Vice President                          Oakbrook Terrace, IL
Cathy Napoli                        Assistant Secretary                           Oakbrook Terrace, IL
Elizabeth M. Brown                  Officer                                       Houston, TX
John Browning                       Officer                                       Oakbrook Terrace, IL
Leticia George                      Officer                                       Houston, TX
Sarah Kessler                       Officer                                       Oakbrook Terrace, IL
William D. McLaughlin               Officer                                       Houston, TX


                                    90 of 99

Rebecca Newman                      Officer                                       Houston, TX
Larry Vickrey                       Officer                                       Houston, TX
John Yovanovic                      Officer                                       Houston, TX



                                    DIRECTORS
                                    ---------

                 VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.

NAME                              OFFICE                         LOCATION
----                              ------                         --------
Don G. Powell                     Chairman                       2800 Post Oak Blvd.
                                                                 Houston, TX 77056
Philip N. Duff                    Chief Executive Officer        One Parkview Plaza
                                                                 Oakbrook Terrace, IL 60181
Ronald A. Nyberg                  Executive Vice President       One Parkview Plaza
                                  & General Counsel &            Oakbrook Terrace, IL 60181
                                  Assistant Secretary

William R. Rybak                  Executive Vice President       One Parkview Plaza
                                  & Chief Financial Officer      Oakbrook Terrace, IL 60181

John H. Zimmerman III             President & Chief              One Parkview Plaza
                                  Operating Officer              Oakbrook Terrace, IL 60181



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                    91 of 99

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the SEC to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.


              The Company represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.




                                    92 of 99

                                   Offered by
                        Nationwide Life Insurance Company






                                   NATIONWIDE
                             LIFE INSURANCE COMPANY






                                   NATIONWIDE
                              VARIABLE ACCOUNT - 3



                                    DEFERRED
                            VARIABLE ANNUITY CONTRACT







                                   PROSPECTUS
                                   MAY 1, 1998





                                    93 of 99

   INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account-3:




The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                           KPMG Peat Marwick LLP




Columbus, Ohio
April 29, 1998





                                    94 of 99

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.


                                         NATIONWIDE VARIABLE ACCOUNT-3
                                ------------------------------------------------
                                                (Registrant)

                                       NATIONWIDE LIFE INSURANCE COMPANY
                                ------------------------------------------------
                                                 (Depositor)


                                              By/s/JOSEPH P. RATH
                                ------------------------------------------------
                                               Joseph P. Rath
                                Vice President- Product and Market Compliance



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 29th day of April, 1998.



              SIGNATURE                            TITLE

LEWIS J. ALPHIN                                           Director
-----------------------------------------
Lewis J. Alphin


A. I. BELL                                                Director
-----------------------------------------                 --------
A. I. Bell


KEITH W. ECKEL                                            Director
-----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
-----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
-----------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                 Director
-----------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                           President/Chief
-----------------------------------------
Joseph J. Gasper                                   Operating Office and Director

DIMON R. McFERSON                              Chairman and Chief Executive Officer-
-----------------------------------------
Dimon R. McFerson                          Nationwide Insurance Enterprise and Director


DAVID O. MILLER                               Chairman of the Board and Director
-----------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                      Director
--------------------
Yvonne L. Montgomery


C. RAY NOECKER                                            Director
-----------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                   Executive Vice President-
-----------------------------------------
Robert A. Oakley                                    Chief Financial Officer

JAMES F. PATTERSON                                        Director         By:           JOSEPH P. RATH
-----------------------------------------                                       --------------------------------
James F. Patterson                                                              Joseph P. Rath, Attorney-in-Fact

ARDEN L. SHISLER                                          Director
-----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                         Director
-----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                           Director
-----------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                           Director
-----------------------------------------
Harold W. Weihl

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